Other Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Payrolls and commissions	$ 128.7	$ 120.9
Accrued vacations	70.2	70.4
Taxes other than income taxes	48.4	49.8
Income taxes	47.8	28.8
Postretirement	26.8	28.7
Accrued interest	4.7	14.6
Other	85.3	112.3
Total other accrued liabilities	$ 411.9	$ 425.5